Exhibit 99.1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

Citi Real Estate Funding Inc. (“CREFI”)

Citigroup Commercial Mortgage Securities Inc. (together with CREFI, the “Company”)

388 Greenwich Street

New York, NY 10013

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by the Company, Goldman Sachs Bank USA, Goldman Sachs & Co. LLC, BMO Capital Markets Corp., BMO Harris Bank N.A., Citigroup Global Markets Inc., Barclays Capital Real Estate Inc., and Barclays Capital Inc. who are collectively referred to as the “Specified Parties”, solely to assist you in performing certain procedures related to the accuracy of certain attributes and calculations within the Final Data File (defined below) with respect to the MAD Commercial Mortgage Trust 2019-650M, Commercial Mortgage Pass-Through Certificates, Series 2019-650M (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on one mortgage loan (the “Mortgage Loan Asset”) secured by one mortgaged property (the “Mortgaged Property”) which represents the entire population of mortgage loan asset and mortgaged property (collectively the “Collateral”) within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for the purpose of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;
•	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
•	The value of the Mortgaged Property (securing the Mortgage Loan Asset; and
•	The compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in the

PricewaterhouseCoopers LLP, 600 13th Street N.W. Washington DC 20005

T: (202) 414-1000, F: 813-281-6500 www.pwc.com

exhibits, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

•	The interpretation of Transaction documents included in connection with our procedures;
•	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and
•	The reasonableness of any of the assumptions provided by the Company or other Specified Parties.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purpose of this report:

•	The phrase “Cut-off Date” refers to the date of December 6, 2019.
•	The phrase “Final Data File” refers to the following Microsoft Excel (“Excel”) file provided by the Company, which includes certain attributes related to the Collateral as of the Cut-off Date:

o	MAD 2019-650M Accounting Tape.xlsx (provided on November 26, 2019).
•	The phrase “Specified Attributes” refers to the fields in the Final Data File.

•	The phrase “Source Document” refers to the documents (including any applicable amendments, assumptions or exhibits thereof) provided by the Company, related to the information contained in the Final Data File.

•	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided by the Company, and used by us, in performing the procedures enumerated below.

•	The term “compared” refers to the comparison of one or more Specified Attributes to Source Documents, as indicated within Exhibit A.

•	The term “recalculated” refers to a re-computation of one or more Specified Attributes using the Company provided methodology, as indicated within Exhibit B.

•	The phrase “in agreement” refers to the comparison or recalculation of one or more Specified Attributes which resulted in a match, or a difference that was within the Company provided tolerance level (if any), as indicated within Exhibit A.

Source Documents included in the Loan File:

•	The phrase “Appraisal Report” refers to a signed appraisal document.
•	The phrase “CapEx File” refers to the capital expenditure information provided within 2013-2019 Annual CapEx_2019-650M.xlsx.

PricewaterhouseCoopers LLP, 600 13th Street N.W. Washington DC 20005

T: (202) 414-1000, F: 813-281-6500 www.pwc.com

•	The phrase “Company Provided Schedule” refers to any document provided by the Company which was not included in the Loan File, and used by us in performing the procedures enumerated below.

•	The phrase “Engineering Report” refers to a signed property condition assessment document.

•	The phrase “Environmental Report” refers to a signed phase I environmental, signed phase II environmental, or a signed operations and maintenance plan document.

•	The phrase “Guaranty Agreement” refers to a signed guaranty agreement.
•	The phrase “Historical Occupancy File” refers to the historical occupancy information provided within 650M Historical Occupancy.xlsx.
•	The phrase “Loan Agreement” refers to a signed loan agreement.

•	The phrase “Settlement Statement” refers to a signed borrower and/or lender mortgage loan closing statement, indicating the sources and uses of dispersed funds.
•	The phrase “Title Policy” refers to a signed title policy.
•	The phrase “Underwriting File” refers to the historical and pro-forma cash flow statements, and rent roll, prepared by the Company’s underwriting team.

Our procedures and results thereof are as follows:

From November 11, 2019 through November 26, 2019, the Company provided us with the Source Documents related to the Collateral for which we:

•	Compared certain Specified Attributes to the corresponding Source Documents and found them to be in agreement (the “Compared Attributes”);
•	Recalculated certain Specified Attributes and found them to be in agreement (the “Recalculated Attributes”); or
•	Instructed by the Company to assume certain Specified Attributes were accurate, and neither compared nor recalculated the Specified Attributes (the “Company Provided Attributes”).

The recalculation methodology associated with the Recalculated Attributes is listed in Exhibit B. For each procedure where a recalculation was performed, we compared the underlying attributes to the corresponding Source Documents and found them to be in agreement. We did not perform any procedures with respect to the Specified Attributes denoted with a Source Document of “None - Company Provided”, in Exhibit A.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the Final Data File.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This report is intended solely for the information and use of the Specified Parties (including for the purpose of substantiating the Specified Parties’ “due diligence defense” under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

PricewaterhouseCoopers LLP, 600 13th Street N.W. Washington DC 20005

T: (202) 414-1000, F: 813-281-6500 www.pwc.com

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the sufficiency of the procedures performed (such party is referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

•	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and
•	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17g-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

Washington DC

November 26, 2019

PricewaterhouseCoopers LLP, 600 13th Street N.W. Washington DC 20005

T: (202) 414-1000, F: 813-281-6500 www.pwc.com

MAD Commercial Mortgage Trust 2019-650M, Commercial Mortgage Pass-Through

Certificates, Series 2019-650M

Exhibits

Exhibit A - Loan File Review Procedures

Exhibit B – Recalculation Methodology

PricewaterhouseCoopers LLP, 600 13th Street N.W. Washington DC 20005

T: (202) 414-1000, F: 813-281-6500 www.pwc.com

MAD Commercial Mortgage Trust 2019-650M, Commercial Mortgage Pass-Through Certificates, Series 2019-650M

Loan File Review Procedures	EXHIBIT A

Exhibit A - Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
1	Inclusion Indicator	None - Company Provided	None
2	Control	None - Company Provided	None
3	Property Name	None - Company Provided	None
4	Property Type	Appraisal Report	None
5	Property Sub-Type	Appraisal Report	None
6	Address	Appraisal Report	None
7	City	Appraisal Report	None
8	State	Appraisal Report	None
9	County	Appraisal Report	None
10	Zip	Appraisal Report	None
11	Market	Appraisal Report	None
12	Submarket	Appraisal Report	None
13	Built	None - Company Provided	None
14	Renovated	Appraisal Report	None
15	NRA	Underwriting File	None
16	Occupancy (%)	Underwriting File	None
17	Occupancy Date	Underwriting File	None
18	Number of Tenants	Underwriting File	None
19	Occupancy (Office)	Underwriting File	None
20	Occupancy Date (Office)	Underwriting File	None
21	Number of Tenants (Office)	Underwriting File	None
22	% of UW Base Rent (Office)	Underwriting File	None
23	% of UW Gross Rent (Office)	Underwriting File	None
24	Occupancy (Retail)	Underwriting File	None
25	Occupancy Date (Retail)	Underwriting File	None
26	Number of Tenants (Retail)	Underwriting File	None
27	% of UW Base Rent (Retail)	Underwriting File	None
28	% of UW Gross Rent (Retail)	Underwriting File	None
29	Number of Investment Grade Tenants	None - Company Provided	None
30	NRA Occupied by Investment Grade Tenants	Underwriting File	None

PricewaterhouseCoopers LLP, 600 13th Street N.W. Washington DC 20005

T: (202) 414-1000, F: 813-281-6500 www.pwc.com

MAD Commercial Mortgage Trust 2019-650M, Commercial Mortgage Pass-Through Certificates, Series 2019-650M

Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (in order of priority)	Tolerance
31	% of NRA Occupied by Investment Grade Tenants	Recalculation	None
32	UW Base Rent from Investment Grade Tenants	Underwriting File	None
33	% of UW Base Rent from Investment Grade Tenants	Underwriting File	None
34	Weighted Average Lease Expiration Date	Underwriting File	None
35	Weighted Average Remaining Lease Term (Years)	Underwriting File	None
36	Unit of Measure	Underwriting File	None
37	Ownership Interest	Title Policy	None
38	Cut-off Date Senior Loan Trust Amount ($)	Loan Agreement	None
39	Maturity Balance Senior Loan Trust Amount ($)	Loan Agreement	None
40	Cut-off Date Senior Companion Loan Amount ($)	Loan Agreement	None
41	Maturity Balance Senior Companion Loan Amount ($)	Loan Agreement	None
42	Cut-off Date Total Senior Loan Amount ($)	Loan Agreement	None
43	Cut-off Date Total Senior Loan Amount per SF ($)	Recalculation	None
44	Maturity Balance Total Senior Loan Amount ($)	Loan Agreement	None
45	Cut-off Date Junior Loan Amount ($)	Loan Agreement	None
46	Maturity Balance Junior Loan Amount ($)	Loan Agreement	None
47	Whole Loan Cut-off Date Amount ($)	Loan Agreement	None
48	Whole Loan Amount per SF ($)	Recalculation	None
49	Whole Loan Balloon Balance ($)	Loan Agreement	None
50	Origination Date	Loan Agreement	None
51	Cut-off Date	None - Company Provided	None
52	Interest Accrual Period	Loan Agreement	None
53	Interest Rate	Loan Agreement	None
54	Interest Calculation (30/360 / Actual/360)	Loan Agreement	None

PricewaterhouseCoopers LLP, 600 13th Street N.W. Washington DC 20005

T: (202) 414-1000, F: 813-281-6500 www.pwc.com

MAD Commercial Mortgage Trust 2019-650M, Commercial Mortgage Pass-Through Certificates, Series 2019-650M

Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (in order of priority)	Tolerance
55	Trust Monthly Debt Service Payment ($)	Recalculation	None
56	Trust Annual Debt Service Payment ($)	Recalculation	None
57	Senior Loan Monthly Debt Service Payment ($)	Recalculation	None
58	Senior Loan Annual Debt Service Payment ($)	Recalculation	None
59	Whole Loan Monthly Debt Service Payment ($)	Recalculation	None
60	Whole Loan Annual Debt Service Payment ($)	Recalculation	None
61	Amort Type	Loan Agreement	None
62	Grace Period	Loan Agreement	None
63	First Loan Payment Date	Loan Agreement	None
64	Seasoning	Recalculation	None
65	Original Balloon Term (Months)	Loan Agreement	None
66	Original Amort Term (Months)	Loan Agreement	None
67	IO Period	Loan Agreement	None
68	Remaining IO Term (Months)	Recalculation	None
69	Remaining Term to Maturity (Months)	Recalculation	None
70	Maturity Date	Loan Agreement	None
71	Lockbox	Loan Agreement	None
72	Lockbox Type	Loan Agreement	None
73	Cash Management	Loan Agreement	None
74	Cash Management Triggers	Loan Agreement	None
75	Administrative Fee Rate (%)	Loan Agreement	None
76	Prepayment String	Loan Agreement	None
77	Borrower Name	Loan Agreement	None
78	Borrower Entity Type	Loan Agreement	None
79	Carveout Guarantor	Loan Agreement; Guaranty Agreement	None
80	Partial Release	Loan Agreement	None
81	Partial Release Description	Loan Agreement	None
82	Future Debt Permitted?	Loan Agreement	None
83	Future Debt Description	Loan Agreement	None
84	Senior Loan Cut-off Date LTV	Recalculation	None
85	Senior Maturity Date LTV	Recalculation	None

PricewaterhouseCoopers LLP, 600 13th Street N.W. Washington DC 20005

T: (202) 414-1000, F: 813-281-6500 www.pwc.com

MAD Commercial Mortgage Trust 2019-650M, Commercial Mortgage Pass-Through Certificates, Series 2019-650M

Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (in order of priority)	Tolerance
86	Senior Loan UW NOI DSCR	Recalculation	None
87	Senior Loan UW NCF DSCR	Recalculation	None
88	Senior Loan UW NOI Debt Yield	Recalculation	None
89	Senior Loan UW NCF Debt Yield	Recalculation	None
90	Whole Loan Cut-off Date LTV	Recalculation	None
91	Whole Maturity Date LTV	Recalculation	None
92	Whole Loan UW NOI DSCR	Recalculation	None
93	Whole Loan UW NCF DSCR	Recalculation	None
94	Whole Loan UW NOI Debt Yield	Recalculation	None
95	Whole Loan UW NCF Debt Yield	Recalculation	None
96	Upfront Tax Escrow ($)	Loan Agreement; Settlement Statement	None
97	Monthly Tax Escrow ($)	Loan Agreement; Settlement Statement	None
98	Tax Escrow Springing Conditions	Loan Agreement; Settlement Statement	None
99	Upfront Insurance Escrow ($)	Loan Agreement; Settlement Statement	None
100	Monthly Insurance Escrow ($)	Loan Agreement; Settlement Statement	None
101	Insurance Escrow Springing Conditions	Loan Agreement; Settlement Statement	None
102	Upfront Immediate Repairs Reserve ($)	Loan Agreement; Settlement Statement	None
103	Upfront CapEx Reserve ($)	Loan Agreement; Settlement Statement	None
104	Monthly CapEx Reserve ($)	Loan Agreement; Settlement Statement	None
105	CapEx Reserve Springing Conditions	Loan Agreement; Settlement Statement	None
106	CapEx Escrow Cap ($)	Loan Agreement; Settlement Statement	None
107	Upfront TI/LC Reserve ($)	Loan Agreement; Settlement Statement	None
108	Monthly TI/LC Reserve ($)	Loan Agreement; Settlement Statement	None
109	TI/LC Reserve Springing Conditions	Loan Agreement; Settlement Statement	None
110	TI/LC Reserve Cap ($)	Loan Agreement; Settlement Statement	None
111	Upfront Other Reserve	Loan Agreement; Settlement Statement	None
112	Ongoing Other Reserve	Loan Agreement; Settlement Statement	None

PricewaterhouseCoopers LLP, 600 13th Street N.W. Washington DC 20005

T: (202) 414-1000, F: 813-281-6500 www.pwc.com

MAD Commercial Mortgage Trust 2019-650M, Commercial Mortgage Pass-Through Certificates, Series 2019-650M

Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (in order of priority)	Tolerance
113	Other Reserve Description	Loan Agreement; Settlement Statement	None
114	Upfront Other Reserve 2	Loan Agreement; Settlement Statement	None
115	Ongoing Other Reserve 2	Loan Agreement; Settlement Statement	None
116	Other Reserve Description 2	Loan Agreement; Settlement Statement	None
117	Initial Other Escrow 3	Loan Agreement; Settlement Statement	None
118	Ongoing Other Escrow 3	Loan Agreement; Settlement Statement	None
119	Other Escrow 3 Description	Loan Agreement; Settlement Statement	None
120	Appraisal Report Provider	Appraisal Report	None
121	As-Is Appraised Value	Appraisal Report	None
122	As-Is Appraised Value per SF	Recalculation	None
123	Hypothetical As-Is Appraised Value	Appraisal Report	None
124	Hypothetical As-Is Appraised Value per SF	Recalculation	None
125	As-Is Appraised Value Date	Appraisal Report	None
126	Engineering Report Provider	Engineering Report	None
127	Engineering Report Date	Engineering Report	None
128	Environmental Report Provider	Environmental Report	None
129	Environmental Report Date	Environmental Report	None
130	Phase II Required	Environmental Report	None
131	ACM O&M Plan	Environmental Report	None
132	Seismic Report Date	Environmental Report	None
133	Seismic Zone	Environmental Report	None
134	PML (SEL)	Environmental Report	None
135	PML (SUL)	Environmental Report	None
136	LARGEST OFFICE TENANT Tenant Name	Underwriting File	None
137	LARGEST OFFICE TENANT Lease Start	Underwriting File	None
138	LARGEST OFFICE TENANT Lease Exp.	Underwriting File	None

PricewaterhouseCoopers LLP, 600 13th Street N.W. Washington DC 20005

T: (202) 414-1000, F: 813-281-6500 www.pwc.com

MAD Commercial Mortgage Trust 2019-650M, Commercial Mortgage Pass-Through Certificates, Series 2019-650M

Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (in order of priority)	Tolerance
139	LARGEST OFFICE TENANT NRA	Underwriting File	None
140	LARGEST OFFICE TENANT % of NRA	Underwriting File	None
141	LARGEST OFFICE TENANT UW Base Rent ($)	Underwriting File	$1.00
142	LARGEST OFFICE TENANT UW Gross Rent ($)	Underwriting File	$1.00
143	2nd LARGEST OFFICE TENANT Tenant Name	Underwriting File	None
144	2nd LARGEST OFFICE TENANT Lease Start	Underwriting File	None
145	2nd LARGEST OFFICE TENANT Lease Exp.	Underwriting File	None
146	2nd LARGEST OFFICE TENANT NRA	Underwriting File	None
147	2nd LARGEST OFFICE TENANT % of NRA	Underwriting File	None
148	2nd LARGEST OFFICE TENANT UW Base Rent ($)	Underwriting File	$1.00
149	2nd LARGEST OFFICE TENANT UW Gross Rent ($)	Underwriting File	$1.00
150	3rd LARGEST OFFICE TENANT Tenant Name	Underwriting File	None
151	3rd LARGEST OFFICE TENANT Lease Start	Underwriting File	None
152	3rd LARGEST OFFICE TENANT Lease Exp.	Underwriting File	None
153	3rd LARGEST OFFICE TENANT NRA	Underwriting File	None
154	3rd LARGEST OFFICE TENANT % of NRA	Underwriting File	None
155	3rd LARGEST OFFICE TENANT UW Base Rent ($)	Underwriting File	$1.00
156	3rd LARGEST OFFICE TENANT UW Gross Rent ($)	Underwriting File	$1.00
157	4th LARGEST OFFICE TENANT Tenant Name	Underwriting File	None
158	4th LARGEST OFFICE TENANT Lease Start	Underwriting File	None
159	4th LARGEST OFFICE TENANT Lease Exp.	Underwriting File	None
160	4th LARGEST OFFICE TENANT NRA	Underwriting File	None
161	4th LARGEST OFFICE TENANT % of NRA	Underwriting File	None

PricewaterhouseCoopers LLP, 600 13th Street N.W. Washington DC 20005

T: (202) 414-1000, F: 813-281-6500 www.pwc.com

MAD Commercial Mortgage Trust 2019-650M, Commercial Mortgage Pass-Through Certificates, Series 2019-650M

Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (in order of priority)	Tolerance
162	4th LARGEST OFFICE TENANT UW Base Rent ($)	Underwriting File	$1.00
163	4th LARGEST OFFICE TENANT UW Gross Rent ($)	Underwriting File	$1.00
164	5th LARGEST OFFICE TENANT Tenant Name	Underwriting File	None
165	5th LARGEST OFFICE TENANT Lease Start	Underwriting File	None
166	5th LARGEST OFFICE TENANT Lease Exp.	Underwriting File	None
167	5th LARGEST OFFICE TENANT NRA	Underwriting File	None
168	5th LARGEST OFFICE TENANT % of NRA	Underwriting File	None
169	5th LARGEST OFFICE TENANT UW Base Rent ($)	Underwriting File	$1.00
170	5th LARGEST OFFICE TENANT UW Gross Rent ($)	Underwriting File	$1.00
171	LARGEST RETAIL TENANT Tenant Name	Underwriting File	None
172	LARGEST RETAIL TENANT Lease Start	Underwriting File	None
173	LARGEST RETAIL TENANT Lease Exp.	Underwriting File	None
174	LARGEST RETAIL TENANT NRA	Underwriting File	None
175	LARGEST RETAIL TENANT % of NRA	Underwriting File	None
176	LARGEST RETAIL TENANT UW Base Rent ($)	Underwriting File	$1.00
177	LARGEST RETAIL TENANT UW Gross Rent ($)	Underwriting File	$1.00
178	2nd LARGEST RETAIL TENANT Tenant Name	Underwriting File	None
179	2nd LARGEST RETAIL TENANT Lease Start	Underwriting File	None
180	2nd LARGEST RETAIL TENANT Lease Exp.	Underwriting File	None
181	2nd LARGEST RETAIL TENANT NRA	Underwriting File	None
182	2nd LARGEST RETAIL TENANT % of NRA	Underwriting File	None
183	2nd LARGEST RETAIL TENANT UW Base Rent ($)	Underwriting File	$1.00

PricewaterhouseCoopers LLP, 600 13th Street N.W. Washington DC 20005

T: (202) 414-1000, F: 813-281-6500 www.pwc.com

MAD Commercial Mortgage Trust 2019-650M, Commercial Mortgage Pass-Through Certificates, Series 2019-650M

Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (in order of priority)	Tolerance
184	2nd LARGEST RETAIL TENANT UW Gross Rent ($)	Underwriting File	$1.00
185	3rd LARGEST RETAIL TENANT Tenant Name	Underwriting File	None
186	3rd LARGEST RETAIL TENANT Lease Start	Underwriting File	None
187	3rd LARGEST RETAIL TENANT Lease Exp.	Underwriting File	None
188	3rd LARGEST RETAIL TENANT NRA	Underwriting File	None
189	3rd LARGEST RETAIL TENANT % of NRA	Underwriting File	None
190	3rd LARGEST RETAIL TENANT UW Base Rent ($)	Underwriting File	$1.00
191	3rd LARGEST RETAIL TENANT UW Gross Rent ($)	Underwriting File	$1.00
192	1996 Historical Occupancy	Historical Occupancy File	None
193	1997 Historical Occupancy	Historical Occupancy File	None
194	1998 Historical Occupancy	Historical Occupancy File	None
195	1999 Historical Occupancy	Historical Occupancy File	None
196	2000 Historical Occupancy	Historical Occupancy File	None
197	2001 Historical Occupancy	Historical Occupancy File	None
198	2002 Historical Occupancy	Historical Occupancy File	None
199	2003 Historical Occupancy	Historical Occupancy File	None
200	2004 Historical Occupancy	Historical Occupancy File	None
201	2005 Historical Occupancy	Historical Occupancy File	None
202	2006 Historical Occupancy	Historical Occupancy File	None
203	2007 Historical Occupancy	Historical Occupancy File	None
204	2008 Historical Occupancy	Historical Occupancy File	None
205	2009 Historical Occupancy	Historical Occupancy File	None
206	2010 Historical Occupancy	Historical Occupancy File	None
207	2011 Historical Occupancy	Historical Occupancy File	None
208	2012 Historical Occupancy	Historical Occupancy File	None
209	2013 Historical Occupancy	Historical Occupancy File	None
210	2014 Historical Occupancy	Historical Occupancy File	None

PricewaterhouseCoopers LLP, 600 13th Street N.W. Washington DC 20005

T: (202) 414-1000, F: 813-281-6500 www.pwc.com

MAD Commercial Mortgage Trust 2019-650M, Commercial Mortgage Pass-Through Certificates, Series 2019-650M

Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (in order of priority)	Tolerance
211	2015 Historical Occupancy	Historical Occupancy File	None
212	2016 Historical Occupancy	Historical Occupancy File	None
213	2017 Historical Occupancy	Historical Occupancy File	None
214	2018 Historical Occupancy	Historical Occupancy File	None
215	2019 YTD (October) Historical Occupancy	Historical Occupancy File	None
216	UW Historical Occupancy	Underwriting File	None
217	2016 In-Place Base Rent	Underwriting File	$1.00
218	2017 In-Place Base Rent	Underwriting File	$1.00
219	2018 In-Place Base Rent	Underwriting File	$1.00
220	T12 9/30/2019 In-Place Base Rent	Underwriting File	$1.00
221	2020 Budget In-Place Base Rent	Underwriting File	$1.00
222	UW In-Place Base Rent	Underwriting File	$1.00
223	2016 Rent Steps	Underwriting File	$1.00
224	2017 Rent Steps	Underwriting File	$1.00
225	2018 Rent Steps	Underwriting File	$1.00
226	T12 9/30/2019 Rent Steps	Underwriting File	$1.00
227	2020 Budget Rent Steps	Underwriting File	$1.00
228	UW Rent Steps	Underwriting File	$1.00
229	2016 Reimbursements	Underwriting File	$1.00
230	2017 Reimbursements	Underwriting File	$1.00
231	2018 Reimbursements	Underwriting File	$1.00
232	T12 9/30/2019 Reimbursements	Underwriting File	$1.00
233	2020 Budget Reimbursements	Underwriting File	$1.00
234	UW Reimbursements	Underwriting File	$1.00
235	2016 Potential Income from Vacant Space	Underwriting File	$1.00
236	2017 Potential Income from Vacant Space	Underwriting File	$1.00
237	2018 Potential Income from Vacant Space	Underwriting File	$1.00
238	T12 9/30/2019 Potential Income from Vacant Space	Underwriting File	$1.00
239	2020 Budget Potential Income from Vacant Space	Underwriting File	$1.00

PricewaterhouseCoopers LLP, 600 13th Street N.W. Washington DC 20005

T: (202) 414-1000, F: 813-281-6500 www.pwc.com

MAD Commercial Mortgage Trust 2019-650M, Commercial Mortgage Pass-Through Certificates, Series 2019-650M

Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (in order of priority)	Tolerance
240	UW Potential Income from Vacant Space	Underwriting File	$1.00
241	2016 Other Income	Underwriting File	$1.00
242	2017 Other Income	Underwriting File	$1.00
243	2018 Other Income	Underwriting File	$1.00
244	T12 9/30/2019 Other Income	Underwriting File	$1.00
245	2020 Budget Other Income	Underwriting File	$1.00
246	UW Other Income	Underwriting File	$1.00
247	2016 Total Gross Potential Income	Underwriting File	$1.00
248	2017 Total Gross Potential Income	Underwriting File	$1.00
249	2018 Total Gross Potential Income	Underwriting File	$1.00
250	T12 9/30/2019 Total Gross Potential Income	Underwriting File	$1.00
251	2020 Budget Total Gross Potential Income	Underwriting File	$1.00
252	UW Total Gross Potential Income	Underwriting File	$1.00
253	2016 Economic Vacancy	Underwriting File	$1.00
254	2017 Economic Vacancy	Underwriting File	$1.00
255	2018 Economic Vacancy	Underwriting File	$1.00
256	T12 9/30/2019 Economic Vacancy	Underwriting File	$1.00
257	2020 Budget Economic Vacancy	Underwriting File	$1.00
258	UW Economic Vacancy	Underwriting File	$1.00
259	2016 Effective Gross Income	Underwriting File	$1.00
260	2017 Effective Gross Income	Underwriting File	$1.00
261	2018 Effective Gross Income	Underwriting File	$1.00
262	T12 9/30/2019 Effective Gross Income	Underwriting File	$1.00
263	2020 Budget Effective Gross Income	Underwriting File	$1.00
264	UW Effective Gross Income	Underwriting File	$1.00
265	2016 Management Fee	Underwriting File	$1.00
266	2017 Management Fee	Underwriting File	$1.00

PricewaterhouseCoopers LLP, 600 13th Street N.W. Washington DC 20005

T: (202) 414-1000, F: 813-281-6500 www.pwc.com

MAD Commercial Mortgage Trust 2019-650M, Commercial Mortgage Pass-Through Certificates, Series 2019-650M

Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (in order of priority)	Tolerance
267	2018 Management Fee	Underwriting File	$1.00
268	T12 9/30/2019 Management Fee	Underwriting File	$1.00
269	2020 Budget Management Fee	Underwriting File	$1.00
270	UW Management Fee	Underwriting File	$1.00
271	2016 Payroll & Benefits	Underwriting File	$1.00
272	2017 Payroll & Benefits	Underwriting File	$1.00
273	2018 Payroll & Benefits	Underwriting File	$1.00
274	T12 9/30/2019 Payroll & Benefits	Underwriting File	$1.00
275	2020 Budget Payroll & Benefits	Underwriting File	$1.00
276	UW Payroll & Benefits	Underwriting File	$1.00
277	2016 Cleaning	Underwriting File	$1.00
278	2017 Cleaning	Underwriting File	$1.00
279	2018 Cleaning	Underwriting File	$1.00
280	T12 9/30/2019 Cleaning	Underwriting File	$1.00
281	2020 Budget Cleaning	Underwriting File	$1.00
282	UW Cleaning	Underwriting File	$1.00
283	2016 Contract Services	Underwriting File	$1.00
284	2017 Contract Services	Underwriting File	$1.00
285	2018 Contract Services	Underwriting File	$1.00
286	T12 9/30/2019 Contract Services	Underwriting File	$1.00
287	2020 Budget Contract Services	Underwriting File	$1.00
288	UW Contract Services	Underwriting File	$1.00
289	2016 General Operating Expenses	Underwriting File	$1.00

PricewaterhouseCoopers LLP, 600 13th Street N.W. Washington DC 20005

T: (202) 414-1000, F: 813-281-6500 www.pwc.com

MAD Commercial Mortgage Trust 2019-650M, Commercial Mortgage Pass-Through Certificates, Series 2019-650M

Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (in order of priority)	Tolerance
290	2017 General Operating Expenses	Underwriting File	$1.00
291	2018 General Operating Expenses	Underwriting File	$1.00
292	T12 9/30/2019 General Operating Expenses	Underwriting File	$1.00
293	2020 Budget General Operating Expenses	Underwriting File	$1.00
294	UW General Operating Expenses	Underwriting File	$1.00
295	2016 CAM Expenses	Underwriting File	$1.00
296	2017 CAM Expenses	Underwriting File	$1.00
297	2018 CAM Expenses	Underwriting File	$1.00
298	T12 9/30/2019 CAM Expenses	Underwriting File	$1.00
299	2020 Budget CAM Expenses	Underwriting File	$1.00
300	UW CAM Expenses	Underwriting File	$1.00
301	2016 Repairs & Maintenance	Underwriting File	$1.00
302	2017 Repairs & Maintenance	Underwriting File	$1.00
303	2018 Repairs & Maintenance	Underwriting File	$1.00
304	T12 9/30/2019 Repairs & Maintenance	Underwriting File	$1.00
305	2020 Budget Repairs & Maintenance	Underwriting File	$1.00
306	UW Repairs & Maintenance	Underwriting File	$1.00
307	2016 Utilities	Underwriting File	$1.00
308	2017 Utilities	Underwriting File	$1.00
309	2018 Utilities	Underwriting File	$1.00
310	T12 9/30/2019 Utilities	Underwriting File	$1.00
311	2020 Budget Utilities	Underwriting File	$1.00
312	UW Utilities	Underwriting File	$1.00

PricewaterhouseCoopers LLP, 600 13th Street N.W. Washington DC 20005

T: (202) 414-1000, F: 813-281-6500 www.pwc.com

MAD Commercial Mortgage Trust 2019-650M, Commercial Mortgage Pass-Through Certificates, Series 2019-650M

Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (in order of priority)	Tolerance
313	2016 Advertising & Marketing	Underwriting File	$1.00
314	2017 Advertising & Marketing	Underwriting File	$1.00
315	2018 Advertising & Marketing	Underwriting File	$1.00
316	T12 9/30/2019 Advertising & Marketing	Underwriting File	$1.00
317	2020 Budget Advertising & Marketing	Underwriting File	$1.00
318	UW Advertising & Marketing	Underwriting File	$1.00
319	2016 General & Administrative	Underwriting File	$1.00
320	2017 General & Administrative	Underwriting File	$1.00
321	2018 General & Administrative	Underwriting File	$1.00
322	T12 9/30/2019 General & Administrative	Underwriting File	$1.00
323	2020 Budget General & Administrative	Underwriting File	$1.00
324	UW General & Administrative	Underwriting File	$1.00
325	2016 Legal & Professional	Underwriting File	$1.00
326	2017 Legal & Professional	Underwriting File	$1.00
327	2018 Legal & Professional	Underwriting File	$1.00
328	T12 9/30/2019 Legal & Professional	Underwriting File	$1.00
329	2020 Budget Legal & Professional	Underwriting File	$1.00
330	UW Legal & Professional	Underwriting File	$1.00
331	2016 Insurance	Underwriting File	$1.00
332	2017 Insurance	Underwriting File	$1.00
333	2018 Insurance	Underwriting File	$1.00
334	T12 9/30/2019 Insurance	Underwriting File	$1.00
335	2020 Budget Insurance	Underwriting File	$1.00

PricewaterhouseCoopers LLP, 600 13th Street N.W. Washington DC 20005

T: (202) 414-1000, F: 813-281-6500 www.pwc.com

MAD Commercial Mortgage Trust 2019-650M, Commercial Mortgage Pass-Through Certificates, Series 2019-650M

Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (in order of priority)	Tolerance
336	UW Insurance	Underwriting File	$1.00
337	2016 Real Estate Taxes	Underwriting File	$1.00
338	2017 Real Estate Taxes	Underwriting File	$1.00
339	2018 Real Estate Taxes	Underwriting File	$1.00
340	T12 9/30/2019 Real Estate Taxes	Underwriting File	$1.00
341	2020 Budget Real Estate Taxes	Underwriting File	$1.00
342	UW Real Estate Taxes	Underwriting File	$1.00
343	2016 Total Operating Expenses	Underwriting File	$1.00
344	2017 Total Operating Expenses	Underwriting File	$1.00
345	2018 Total Operating Expenses	Underwriting File	$1.00
346	T12 9/30/2019 Total Operating Expenses	Underwriting File	$1.00
347	2020 Budget Total Operating Expenses	Underwriting File	$1.00
348	UW Total Operating Expenses	Underwriting File	$1.00
349	2016 NET OPERATING INCOME	Underwriting File	$1.00
350	2017 NET OPERATING INCOME	Underwriting File	$1.00
351	2018 NET OPERATING INCOME	Underwriting File	$1.00
352	T12 9/30/2019 NET OPERATING INCOME	Underwriting File	$1.00
353	2020 Budget NET OPERATING INCOME	Underwriting File	$1.00
354	UW NET OPERATING INCOME	Underwriting File	$1.00
355	2016 Replacement Reserves	Underwriting File	$1.00
356	2017 Replacement Reserves	Underwriting File	$1.00
357	2018 Replacement Reserves	Underwriting File	$1.00
358	T12 9/30/2019 Replacement Reserves	Underwriting File	$1.00

PricewaterhouseCoopers LLP, 600 13th Street N.W. Washington DC 20005

T: (202) 414-1000, F: 813-281-6500 www.pwc.com

MAD Commercial Mortgage Trust 2019-650M, Commercial Mortgage Pass-Through Certificates, Series 2019-650M

Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (in order of priority)	Tolerance
359	2020 Budget Replacement Reserves	Underwriting File	$1.00
360	UW Replacement Reserves	Underwriting File	$1.00
361	2016 TI/LC	Underwriting File	$1.00
362	2017 TI/LC	Underwriting File	$1.00
363	2018 TI/LC	Underwriting File	$1.00
364	T12 9/30/2019 TI/LC	Underwriting File	$1.00
365	2020 Budget TI/LC	Underwriting File	$1.00
366	UW TI/LC	Underwriting File	$1.00
367	2016 NET CASH FLOW	Underwriting File	$1.00
368	2017 NET CASH FLOW	Underwriting File	$1.00
369	2018 NET CASH FLOW	Underwriting File	$1.00
370	T12 9/30/2019 NET CASH FLOW	Underwriting File	$1.00
371	2020 Budget NET CASH FLOW	Underwriting File	$1.00
372	UW NET CASH FLOW	Underwriting File	$1.00

PricewaterhouseCoopers LLP, 600 13th Street N.W. Washington DC 20005

T: (202) 414-1000, F: 813-281-6500 www.pwc.com

MAD Commercial Mortgage Trust 2019-650M, Commercial Mortgage Pass-Through

Certificates, Series 2019-650M

Recalculation Methodology	EXHIBIT B

Exhibit B - Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
31	% of NRA Occupied by Investment Grade Tenants	Quotient of (i) NRA Occupied by Investment Grade Tenants and (ii) NRA.
43	Cut-off Date Total Senior Loan Amount per SF ($)	Quotient of (i) Cut-off Date Total Senior Loan Amount ($) and (ii) NRA.
48	Whole Loan Amount per SF ($)	Quotient of (i) Whole Loan Cut-off Date Amount ($) and (ii) NRA.
55	Trust Monthly Debt Service Payment ($)	Quotient of (i) Trust Annual Debt Service Payment ($) and (ii) 12.
56	Trust Annual Debt Service Payment ($)	Product of (i) the sum of (a) Cut-off Date Total Senior Loan Amount ($) and (b) Cut-off Date Junior Loan Amount ($), (ii) Interest Rate, and (iii) Interest Calculation (30/360 / Actual/360).
57	Senior Loan Monthly Debt Service Payment ($)	Quotient of (i) Senior Loan Annual Debt Service Payment ($) and (ii) 12.
58	Senior Loan Annual Debt Service Payment ($)	Product of (i) Whole Loan Annual Debt Service Payment ($) and (ii) quotient of (a) Cut-off Date Total Senior Loan Amount ($) and (b) Whole Loan Cut-off Date Amount ($).
59	Whole Loan Monthly Debt Service Payment ($)	Quotient of (i) Whole Loan Annual Debt Service Payment ($) and (ii) 12.
60	Whole Loan Annual Debt Service Payment ($)	Product of (i) Whole Loan Cut-off Date Amount ($), (ii) Interest Rate, and (iii) Interest Calculation (30/360 / Actual/360).
64	Seasoning	Count of the number of monthly payment dates from, and inclusive of (i) First Loan Payment Date, to and inclusive of (ii) Cut-off Date.
68	Remaining IO Term (Months)	Difference between (i) IO Period and (ii) Seasoning.
69	Remaining Term to Maturity (Months)	Count of the number of monthly payment dates from, and inclusive of (i) First Loan Payment Date, to and inclusive of (ii) Maturity Date.
84	Senior Loan Cut-off Date LTV	Quotient of (i) Cut-off Date Senior Loan Trust Amount ($) and (ii) Hypothetical As-Is Appraised Value.
85	Senior Maturity Date LTV	Quotient of (i) Maturity Balance Senior Loan Trust Amount ($) and (ii) Hypothetical As-Is Appraised Value.
86	Senior Loan UW NOI DSCR	Quotient of (i) UW NET OPERATING INCOME and (ii) Senior Loan Annual Debt Service Payment ($).
87	Senior Loan UW NCF DSCR	Quotient of (i) UW NET CASH FLOW and (ii) Senior Loan Annual Debt Service Payment ($).
88	Senior Loan UW NOI Debt Yield	Quotient of (i) UW NET OPERATING INCOME and (ii) Cut-off Date Senior Loan Trust Amount ($).
89	Senior Loan UW NCF Debt Yield	Quotient of (i) UW NET CASH FLOW and (ii) Maturity Balance Senior Loan Trust Amount ($).
90	Whole Loan Cut-off Date LTV	Quotient of (i) Whole Loan Cut-off Date Amount ($) and (ii) Hypothetical As-Is Appraised Value.
91	Whole Maturity Date LTV	Quotient of (i) Whole Loan Balloon Balance ($) and (ii) Hypothetical As-Is Appraised Value.
92	Whole Loan UW NOI DSCR	Quotient of (i) UW NET OPERATING INCOME and (ii) Whole Loan Annual Debt Service Payment ($).

PricewaterhouseCoopers LLP, 600 13th Street N.W. Washington DC 20005

T: (202) 414-1000, F: 813-281-6500 www.pwc.com

MAD Commercial Mortgage Trust 2019-650M, Commercial Mortgage Pass-Through

Certificates, Series 2019-650M

Recalculation Methodology	EXHIBIT B

#	Specified Attribute	Recalculation Methodology
93	Whole Loan UW NCF DSCR	Quotient of (i) UW NET CASH FLOW and (ii) Whole Loan Annual Debt Service Payment ($).
94	Whole Loan UW NOI Debt Yield	Quotient of (i) UW NET OPERATING INCOME and (ii) Whole Loan Cut-off Date Amount ($).
95	Whole Loan UW NCF Debt Yield	Quotient of (i) UW NET CASH FLOW and (ii) Whole Loan Cut-off Date Amount ($).
122	As-Is Appraised Value per SF	Quotient of (i) As-Is Appraised Value and (ii) NRA.
124	Hypothetical As-Is Appraised Value per SF	Quotient of (i) Hypothetical As-Is Appraised Value and (ii) NRA.

PricewaterhouseCoopers LLP, 600 13th Street N.W. Washington DC 20005

T: (202) 414-1000, F: 813-281-6500 www.pwc.com